UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina		May 14, 2012

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  37
Form 13F Information Table Value Total: $265,159 (x 1,000)

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X$1000) PRN AMT  PRN CALL DISCRETION  MGRS  SOLE     SHARED NONE

Allscript Misys Healthcar           COM  01988P108   $18,045 1,087,054 SH      SOLE              1,087,054      0    0
AmerisourceBergen Corp              COM  03073E105   $12,419   313,142 SH      SOLE                313,142      0    0
Anheuser Busch InBev SA/N           ADR  03524A108   $13,417   184,500 SH      SOLE                184,500      0    0
Archer-Daniels-Midland Co           COM  039483102    $1,488    47,000 SH      SOLE                 47,000      0    0
Bed Bath & Beyond Inc               COM  075896100    $2,762    42,000 SH      SOLE                 42,000      0    0
CBRE Group Inc                     CL A  12504L109    $8,435   422,602 SH      SOLE                422,602      0    0
Chefs Whse Inc                      COM   163086101   $3,451   149,151 SH      SOLE                149,151      0    0
Coca Cola Co                        COM   191216100   $2,531    34,200 SH      SOLE                 34,200      0    0
CVS Caremark Corp                   COM   126650100  $19,817   442,350 SH      SOLE                442,350      0    0
Darden Restaurants Inc              COM   237194105   $2,302    45,000 SH      SOLE                 45,000      0    0
DXP Enterprises Inc NEW         COM NEW   233377407   $6,120   140,718 SH      SOLE                140,718      0    0
Family Dlr Stores                   COM   307000109   $2,607    41,200 SH      SOLE                 41,200      0    0
General Mls Inc                     COM   370334104  $13,630   345,500 SH      SOLE                345,500      0    0
HJ Heinz Co                         COM   423074103   $3,416    63,800 SH      SOLE                 63,800      0    0
Home Depot Inc                      COM   437076102       $5       100 SH      SOLE                    100      0    0
International Speedway            CL A    460335201  $11,085   399,453 SH      SOLE                399,453      0    0
Jones Lang LaSalle Inc              COM  48020Q107    $7,248    87,000 SH      SOLE                 87,000      0    0
Kellogg Co                          COM   487836108   $1,126    21,000 SH      SOLE                 21,000      0    0
Kraft Foods Inc-A                   CLA  50075N104   $18,872   496,500 SH      SOLE                496,500      0    0
McKesson Corp                       COM  58155Q103    $9,779   111,413 SH      SOLE                111,413      0    0
Medassets Inc                       COM  584045108   $12,001   911,955 SH      SOLE                911,955      0    0
Mednax Inc                          COM  58502B106   $10,308   138,600 SH      SOLE                138,600      0    0
Pepsico Inc                         COM   713448108   $2,190    33,000 SH      SOLE                 33,000      0    0
Pool Corporation                    COM  73278L105    $4,665   124,665 SH      SOLE                124,665      0    0
Price T Rowe Group Inc              COM  74144T108    $5,897    90,300 SH      SOLE                 90,300      0    0
Service Corp Internationa           COM   817565104  $11,397 1,012,166 SH      SOLE              1,012,166      0    0
Smuckers J M Co                 COM NEW   832696405   $2,831    34,800 SH      SOLE                 34,800      0    0
Standard Parking Corp               COM   853790103   $2,169   105,812 SH      SOLE                105,812      0    0
Sysco Corp                          COM   871829107   $2,538    85,000 SH      SOLE                 85,000      0    0
Target Corp                         COM  87612E106    $2,797    48,000 SH      SOLE                 48,000      0    0
Towers Watson & Co CL A            CL A  891894107   $11,825   178,972 SH      SOLE                178,972      0    0
US Physical Therapy Inc             COM  90337L108      $482    20,900 SH      SOLE                 20,900      0    0
United Stationers Inc               COM   913004107   $5,223   168,325 SH      SOLE                168,325      0    0
VCA Antech Inc                      COM   918194101     $656    28,244 SH      SOLE                 28,244      0    0
Visa Inc                            CLA  92826C839   $19,022   161,200 SH      SOLE                161,200      0    0
Wal Mart Stores Inc                 COM   931142102   $2,423    39,600 SH      SOLE                 39,600      0    0
Wesco International Inc             COM  95082P105  $10,180    155,865 SH      SOLE                155,865      0    0

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